Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Lease revenues, excluding amortization	$ 22,602	$ 22,776	$ 66,216	$ 66,921
Time charter service revenues, excluding amortization	15,296	15,441	43,334	43,490
Amortization of above market contract intangibles	(916)	(916)	(2,716)	(2,716)	$ (3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue	0	3	64	1,103
Total revenues	36,982	37,304	106,898	108,798
Majority held FSRUs [Member]
Lease revenues, excluding amortization	22,602	22,776	66,216	66,921
Time charter service revenues, excluding amortization	15,296	15,441	43,334	43,490
Amortization of above market contract intangibles	(916)	(916)	(2,716)	(2,716)	(3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue		3	64	1,103
Total revenues	36,982	37,304	106,898	108,798
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	6,476	6,476	19,215	19,215
Time charter service revenues, excluding amortization	3,710	3,412	10,700	11,068
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	634	574	1,986	1,750
Other revenue		0	0	0
Total revenues	10,820	10,462	31,901	32,033
Other Segments [Member]
Lease revenues, excluding amortization	0	0	0	0
Time charter service revenues, excluding amortization	0	0	0	0
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue		0	0	0
Total revenues	0	0	0	0
Total Segments reporting [Member]
Lease revenues, excluding amortization	29,078	29,252	85,431	86,136
Time charter service revenues, excluding amortization	19,006	18,853	54,034	54,558
Amortization of above market contract intangibles	(916)	(916)	(2,716)	(2,716)	(3,631)
Amortization of deferred revenue for modifications & drydock	634	574	1,986	1,750
Other revenue		3	64	1,103
Total revenues	47,802	47,766	138,799	140,831
Eliminations [Member]
Lease revenues, excluding amortization	(6,476)	(6,476)	(19,215)	(19,215)
Time charter service revenues, excluding amortization	(3,710)	(3,412)	(10,700)	(11,068)
Amortization of above market contract intangibles	0	0	0	0	$ 0
Amortization of deferred revenue for modifications & drydock	(634)	(574)	(1,986)	(1,750)
Other revenue		0	0	0
Total revenues	$ (10,820)	$ (10,462)	$ (31,901)	$ (32,033)